OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Jun. 30, 2022
OTHER RECEIVABLES, NET
Schedule of Other receivables, net

Other receivables, net consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
Third Party	RMB	RMB	U.S. Dollars
Business advances to officers and staffs (A)	¥957,277	¥1,441,807	$215,268
Deposits for projects	1,982,987	3,259,236	486,619
VAT recoverable	3,562,295	437,095	65,260
Others	1,469,949	2,547,520	380,356
	7,972,508	7,685,658	1,147,503
Less: Long term portion (B)	(114,679)	(1,564,381)	(233,569)
Allowance for credit losses	(918,153)	(619,444)	(92,486)
Other receivable - current portion	¥6,939,676	¥5,501,833	$821,448
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.
(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Schedule of Movement of allowance for doubtful accounts

Movement of allowance for credit losses is as follows:

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Beginning balance	¥1,529,036	¥918,153	$137,085
Balance acquired from FGS	151,689	—	—
Reversal of credit losses	(187,161)	(294,644)	(43,992)
Less: write-off	(575,411)	(4,065)	(607)
Ending balance	¥918,153	¥619,444	$92,486